Major Customers and Accounts Receivable	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Major Customers and Accounts Receivable

Note 4 – Major Customers and Accounts Receivable

The Company had certain customers whose revenue individually represented 10% or more of the Company’s total net revenue, or whose accounts receivable balances individually represented 10% or more of the Company’s total accounts receivable, as follows:

For the three months ended March 31, 2024, one customer accounted for 99% of net revenue and 93% of accounts receivable at the end of the period, and for the three months ended March 31, 2023, four customers accounted for 91% of net revenue and 97% of accounts receivable at the end of the period.

Note 6 – Major Customers and Accounts Receivable

The Company had certain customers whose revenue individually represented 10% or more of the Company’s total net revenue, or whose accounts receivable balances individually represented 10% or more of the Company’s total accounts receivable, as follows:

For the years ended December 31, 2023 and 2022, two customers accounted for 90% and 70% of net revenue, respectively. The customers were not the same from year to year. For the year ended December 31, 2023, Wal-Mart Stores and Costco accounted for 77% and 13% of net sales, respectively. For the year ended December 31, 2022, KEHE Distributors and Costco accounted for 11% and 59% of net sales, respectively.

On December 31, 2023, Wal-Mart Stores accounted for 57% and Costco accounted for 28% of accounts receivable. On December 31, 2022, KeHE Distributors accounted for 58%, Wal-Mart Stores accounted for 18% and United Natural Foods accounted for 16% of accounts receivable.

BRANCHOUT FOOD INC.

NOTES TO FINANCIAL STATEMENTS